UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21180

Name of Fund:  BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,000	$1,156,770
6.00%, 6/01/39	1,000	1,149,490
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	377,572

		2,683,832
California — 16.5%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,155	2,409,893
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,330,470
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,562,792
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,025	1,204,437
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	1,000	1,089,680
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,302,065
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,210	3,632,308
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,158,420
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,284,919
State of California, GO, Various Purpose, 5.00%, 4/01/43	1,000	1,113,610
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,193,850
5.50%, 11/01/31	1,500	1,782,135
Municipal Bonds	Par (000)	Value
California (concluded)
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	$505	$588,325
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	380	446,667
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,355	2,691,906

		22,791,477
Colorado — 3.8%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,706,788
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,603,481

		5,310,269
Florida — 10.3%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,228,004
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	235,375
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	4,215	5,058,927
County of Osceola Florida, RB, Sales Tax, Series A:
5.00%, 10/01/40	490	543,390
5.00%, 10/01/44	2,125	2,338,095
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	745	852,109

		14,255,900
Georgia — 2.2%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	2,500	3,005,725
Illinois — 25.1%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	825	937,439
Series C, 6.50%, 1/01/41	3,740	4,502,698

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 1/01/30	$1,000	$1,121,780
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,450,878
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,373,648
Sales Tax Receipts, 5.25%, 12/01/40	3,000	3,156,750
Sales Tax Receipts, 5.00%, 12/01/44	2,500	2,687,875
Sales Tax Receipts, 5.00%, 12/01/44	1,385	1,447,893
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,152,820
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,480	1,522,580
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,404,175
5.25%, 12/01/43	3,000	3,293,040
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	2,205,507
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,063,230
6.00%, 6/01/28	260	306,943
State of Illinois, GO:
5.25%, 2/01/31	610	635,394
5.25%, 2/01/32	1,000	1,037,290
5.50%, 7/01/33	1,000	1,072,740
5.50%, 7/01/38	270	286,996

		34,659,676
Indiana — 2.0%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,727,742
Municipal Bonds	Par (000)	Value
Louisiana — 2.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	$375	$430,057
Series A-2, 6.00%, 1/01/23	150	171,348
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, LCTCS Act 360 Project, 5.00%, 10/01/37	1,155	1,286,104
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	790	870,683

		2,758,192
Michigan — 2.4%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,853,595
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,205	1,478,125

		3,331,720
Minnesota — 3.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,680	4,258,680
Mississippi — 2.2%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,500	1,921,485
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,131,750

		3,053,235
Nevada — 5.9%
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,410	5,906,963

2	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	$2,000	$2,260,260

		8,167,223
New Jersey — 5.1%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,300	1,441,050
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,540	1,625,747
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,263,700
Series AA, 5.50%, 6/15/39	1,620	1,711,498

		7,041,995
New York — 4.1%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,810,519
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	1,565	1,778,278
Series A-1, 5.25%, 11/15/39	1,000	1,135,810

		5,724,607
Ohio — 0.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	470	539,508
Pennsylvania — 2.6%
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,909,716
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,702,050

		3,611,766
South Carolina — 1.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,754,848
Municipal Bonds	Par (000)	Value
Texas — 15.1%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	$2,000	$2,257,440
Central Texas Transportation Commission Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	1,000	1,065,390
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	980	1,112,643
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	3,365	3,926,686
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,600	3,068,546
6.00%, 11/15/36	2,215	2,614,165
5.38%, 11/15/38	1,000	1,131,750
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	205	241,387
6.50%, 7/01/37	795	906,713
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,000	1,163,560
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,166,710
Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,691,610
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	440	500,144

		20,846,744
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	370	406,734

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	$1,000	$1,182,470

		1,589,204
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,156,969
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	795	913,121

		2,070,090
Total Municipal Bonds — 108.7%		150,182,433

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
California — 9.1%
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	12,523,475
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(c)	760	879,968
Illinois — 2.4%
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	2,999	3,275,779
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	1,015,088
Nevada — 5.0%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	2,000	2,278,800
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,679,617

		6,958,417
New Jersey — 6.4%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (a)	329	388,507
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
New Jersey (concluded)
6.00%, 12/15/34	$671	$763,853
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (c)	6,020	6,594,248
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (c)	1,000	1,024,631

		8,771,239
New York — 11.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,993	5,618,043
Series FF, 5.00%, 6/15/45	3,019	3,309,420
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	900	1,002,210
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (c)	1,000	1,141,447
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,371,862
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	1,740	2,006,986

		16,449,968
Texas — 5.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,875,438
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	2,310	2,703,139

		7,578,577
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,004	1,096,565

4	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

		Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.4%		$58,549,076
Total Long-Term Investments (Cost — $190,490,089) — 151.1%		208,731,509

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (d)(e)	1,774,433	$1,774,433

Total Short-Term Securities (Cost — $1,774,433) — 1.3%		1,774,433
		Value
Total Investments (Cost — $192,264,522*) — 152.4%		$210,505,942
Other Assets Less Liabilities — 1.0%		1,458,422
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.9)%		(31,606,392)
VMTP Shares, at Liquidation Value — (30.5)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$138,157,972

* As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$160,967,144

Gross unrealized appreciation		$18,388,102
Gross unrealized depreciation		(443,767)

Net unrealized appreciation		$17,944,335

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to July 1, 2020, is $7,486,046.

(d)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
FFI Institutional Tax-Exempt Fund	1,321,380	453,053	1,774,433	$532

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(100)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$12,768,750	$(40,770)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$208,731,509	—	$208,731,509
Short-Term Securities	$1,774,433	—	—	1,774,433

Total	$1,774,433	$208,731,509	—	$210,505,942

[1]	See above Schedule of Investments for values in each state or political subdivision.

6	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2015

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(40,770)	—	—	$(40,770)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$135,000	—	—	$135,000
Liabilities:
TOB Trust Certificates	—	$(31,594,463)	—	(31,594,463)
VMTP Shares	—	(42,200,000)	—	(42,200,000)

Total	$135,000	$(73,794,463)	—	$(73,659,463)

During the ended May 31, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 23, 2015